Share-Based Compensation - Summary of Option Activity (Parenthetical) (Details) - 2010, 2021 and 2024 Plan	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted during the period	80,139,500
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted during the period	79,229,500
Stock options exercise price | $ / shares	$ 0
Reduction to ordinary shares available for future grant for each option granted	1.3